Fair Value Measurement (Tables)	9 Months Ended
Sep. 30, 2021
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Schedule of Financial Liabilities Measured at Fair Value
The following table presents changes in Level 3 liabilities measured at fair value for the nine months ended September 30, 2021 and the year ended December 31, 2020 (in thousands):

	Level 3
	September 30, 2021	December 31, 2020
Beginning balance	$1,140	$822
Additions for new instruments issued	45,156	292
Increase in fair value of preferred stock warrants	1,395	26
Decrease in fair value of share-settled redemption feature	(7,828)	—
Total financial liabilities measured and recorded at fair value	$39,863	$1,140
The following table presents additional information about Sonder’s financial liabilities that are measured at fair value for which it has utilized Level 3 inputs to determine fair value (in thousands):

	Level 3
	December 31,
	2020	2019
Beginning balance	$822	$—
Additions for new instruments issued	292	544
Increase in fair value of preferred stock warrants	26	278
Total financial liabilities measured and recorded at fair value	$1,140	$822

Gores Metropoulos II, Inc.
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Schedule of Key Inputs Into Option Model for Private Placement Warrants and Public Warrants
The key inputs into the option model for the Private Placement Warrants and Public Warrants were as follows for the relevant periods:

	As of
	January 20, 2021	September 30, 2021*
Implied volatility/Volatility	20%	—
Risk-free interest rate	0.53%	—
Warrant exercise price	$11.50	$11.50
Expected term	5.5	5.1
______________
*Volatility and risk-free rate were not utilized in computation.
Schedule of Financial Liabilities Measured at Fair Value
The following table presents the changes in the fair value of warrant liabilities:

	Private placement warrants	Public warrants	Total warrant liabilities
Fair value at January 20, 2021	$9,955,000	$16,290,000	$26,245,000
Change in fair value	(605,000)	(990,000)	(1,595,000)
Fair value at September 30, 2021	$9,350,000	$15,300,000	$24,650,000

Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of September 30, 2021 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. In general, fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. Fair values determined by Level 2 inputs utilize data points that are observable such as quoted prices, interest rates and yield curves. Fair values determined by Level 3 inputs are unobservable data points for the asset or liability, and includes situations where there is little, if any, market activity for the asset or liability:

Description	September 30, 2021	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Cash, Cash Equivalents and Other Investments Held in Trust Account	$450,029,593	$450,029,593	$—	$—
Derivative warrant liabilities:
Public warrants	(15,300,000)	(15,300,000)	—	—
Private placement warrants	(9,350,000)	—	(9,350,000)	—